UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Donald E. Morgan, III
Title:  Managing Member
Phone:  (212) 745-9700


Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III         New York, NY                August 16, 2010
-------------------------    ----------------------       ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:    $515,420
                                          (thousands)


List of Other Included Managers:

   Form 13F File Number     Name

1. 028-12821                Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2010


COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7        COLUMN 8
--------------                --------------   --------  --------  ------------------- ----------     --------  --------------------
                                                          VALUE    SHS OR     SH/ PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT    PRN CALL DISCRETION     MGRS      SOLE    SHARED  NONE
--------------                --------------   --------  --------  -------    --- ---- ----------     -------   ----    ------  ----
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1   9,079  11,140,000  PRN      Shared-defined  1     11,140,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AF8   6,537   8,985,000  PRN      Shared-defined  1      8,985,000
AERCAP HOLDINGS NV            SHS              N00985106   1,038     100,000  SH  Call Shared-defined  1        100,000
AK STL HLDG CORP              COM              001547108   1,192     100,000  SH  Call Shared-defined  1        100,000
ALLIANCE HEALTHCARE SRVCS IN  COM NEW          018606202   4,040   1,000,000  SH       Shared-defined  1      1,000,000
AMBAC FINL GROUP INC          COM              023139108   4,587   6,846,777  SH       Shared-defined  1      6,846,777
AMERICAN INTL GROUP INC       COM NEW          026874784   5,166     150,000  SH  Put  Shared-defined  1        150,000
AMYLIN PHARMACEUTICALS INC    NOTE 3.000% 6/1  032346AF5  11,606  13,715,000  PRN      Shared-defined  1     13,715,000
ANADARKO PETE CORP            COM              032511107   9,023     250,000  SH  Call Shared-defined  1        250,000
APACHE CORP                   COM              037411105  14,349     170,430  SH       Shared-defined  1        170,430
BOISE INC                     COM              09746Y105   4,118     750,000  SH       Shared-defined  1        750,000
BON-TON STORES INC            COM              09776J101   1,073     110,000  SH  Call Shared-defined  1        110,000
BP PLC                        SPONSORED ADR    055622104  10,974     380,000  SH  Call Shared-defined  1        380,000
CARDTRONICS INC               COM              14161H108  17,289   1,334,000  SH       Shared-defined  1      1,334,000
CARDTRONICS INC               COM              14161H108   2,592     200,000  SH  Call Shared-defined  1        200,000
DYNEGY INC DEL                COM              26817G300     355     461,500  SH  Call Shared-defined  1        461,500
FRONTIER OIL CORP             COM              35914P105   5,380     400,000  SH  Call Shared-defined  1        400,000
GENERAL ELECTRIC CO           COM              369604103   2,884     200,000  SH  Put  Shared-defined  1        200,000
GMX RES INC                   NOTE 4.500% 5/0  38011MAJ7  12,398  18,000,000  PRN      Shared-defined  1     18,000,000
GMX RES INC                   COM              38011M108     325      50,000  SH  Call Shared-defined  1         50,000
GOLDMAN SACHS GROUP INC       COM              38141G104  19,691     150,000  SH  Put  Shared-defined  1        150,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9  16,408  19,275,000  PRN      Shared-defined  1     19,275,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   1,298   1,525,000  PRN      Sole                   1,525,000
HOST HOTELS & RESORTS INC     COM              44107P104   5,392     400,000  SH  Put  Shared-defined  1        400,000
ISHARES TR INDEX              RUSSELL 2000     464287655  55,004     900,000  SH  Put  Shared-defined  1        900,000
ISHARES TR INDEX              RUSSELL 2000     464287655   2,445      40,000  SH  Call Shared-defined  1         40,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1  48880LAA5  32,807  35,660,000  PRN      Shared-defined  1     35,660,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1  48880LAA5     331     360,000  PRN      Sole                     360,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6   8,628  16,835,000  PRN      Shared-defined  1     16,835,000
LIBERTY MEDIA CORP            DEB 4.000%11/1   530715AG6     472     920,000  PRN      Sole                     920,000
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708   7,776     150,000  SH       Shared-defined  1        150,000
LIVE NATION ENTERTAINMENT IN  COM              538034109   4,932     471,946  SH       Shared-defined  1        471,946
M&F WORLDWIDE CORP            COM              552541104   5,420     200,000  SH       Shared-defined  1        200,000
MAGIC SOFTWARE ENTERPRISES L  ORD              559166103     689     100,000  SH  Put  Shared-defined  1        100,000
MARINER ENERGY INC            COM              56845T305   4,296     200,000  SH  Put  Shared-defined  1        200,000
MGM MIRAGE                    COM              552953101   3,374     350,000  SH  Put  Shared-defined  1        350,000
MTR GAMING GROUP INC          COM              553769100   3,693   2,279,422  SH       Shared-defined  1      2,279,422
NEWFIELD EXPL CO              COM              651290108   5,765     118,000  SH       Shared-defined  1        118,000
PRIMUS GUARANTY LTD           SHS              G72457107   2,782     753,995  SH       Shared-defined  1        753,995
PRIMUS GUARANTY LTD           SHS              G72457107     615     166,633  SH       Sole                     166,633
REGAL ENTMT GROUP             CL A             758766109   7,824     600,000  SH       Shared-defined  1        600,000
SKILLED HEALTHCARE GROUP INC  CL A             83066R107   4,629     681,700  SH       Shared-defined  1        681,700
SLM CORP                      COM              78442P106   1,039     100,000  SH  Put  Shared-defined  1        100,000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P,  78462F103 156,482   1,516,000  SH  Put  Shared-defined  1      1,516,000
SUPERVALU INC                 COM              868536103   5,962     550,000  SH  Call Shared-defined  1        550,000
TENET HEALTHCARE CORP         COM              88033G100   3,657     842,700  SH  Call Shared-defined  1        842,700
TITAN INTL INC ILL            COM              88830M102   6,481     650,000  SH       Shared-defined  1        650,000
TITAN INTL INC ILL            COM              88830M102   3,988     400,000  SH  Call Shared-defined  1        400,000
TIVO INC                      COM              888706108   1,107     150,000  SH  Call Shared-defined  1        150,000
TRANSOCEAN INC                NOTE 1.625%12/1  H8817H100   9,266     200,000  PRN Put  Shared-defined  1        200,000
VALERO ENERGY CORP NEW        COM              91913Y100   5,394     300,000  SH  Call Shared-defined  1        300,000
WESTERN REFNG INC             COM              959319104   3,773     750,000  SH       Shared-defined  1        750,000






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